Registration Nos. 333-00935
                                                                       811-7533

             As filed with the Securities and Exchange Commission on

                                  March 1, 2004

                -------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                  [ ]
]

         Post-Effective Amendment No. 12                              [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 13                                             [X]

                        (Check appropriate box or boxes.)

                              The Lou Holland Trust
               (Exact Name of Registrant as Specified in Charter)

               One North Wacker Drive, Suite 700, Chicago IL 60606 (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 553-4830

                                Louis A. Holland
                      c/o Holland Capital Management, L.P.
                             One North Wacker Drive
                                    Suite 700
                                Chicago, IL 60606
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Edmund J. Zaharewicz
                                 Jorden Burt LLP
                       1025 Thomas Jefferson Street, N.W.
                             Suite 400 - East Lobby
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):

         [ ]    immediately upon filing pursuant to paragraph (b)
         [ ]    on (date) pursuant to paragraph (b)
         [ ]    60 days after filing pursuant to paragraph (a)(1)
         [X]    on May 1, 2004 pursuant to paragraph (a) (1)
         [ ]    75 days after filing pursuant to paragraph (a) (2)
         [ ]    on (date) pursuant to paragraph (a)(2) of Rule 485.

                                 SAVINGS CLAUSE

This Amendment to the Registration Statement on Form N-1A (the "Registration Statement") is being filed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, for the sole purpose of filing a supplement to the May 1, 2003 Prospectus of the Growth Fund, a series of The Lou Holland Trust. This Amendment does not otherwise delete, amend or supercede any Prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement, which are incorporated by reference to the extent required and permitted by applicable law.

                              THE LOU HOLLAND TRUST

                          SUPPLEMENT DATED MAY 1, 2004
                   TO THE PROSPECTUS DATED MAY 1, 2003 FOR THE
                                   GROWTH FUND


         This Supplement amends information contained in your Growth Fund Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

         The Section entitled "Principal Investment Strategies" appearing on page 1 of the Prospectus is amended by being replaced and superceded in its entirety by the following:

         "The Growth Fund seeks to achieve its investment objective by investing primarily in common stocks of mid- to large-capitalization growth companies. In pursuing its investment objective, the Growth Fund generally seeks to invest in high quality companies that have earnings growth greater than the general market, strong management, and superior industry positions and/or niche products, while maintaining a diversified portfolio of securities.

         The Growth Fund considers mid-capitalization and large-capitalization companies to be those having market capitalizations (number of shares outstanding multiplied by share price) within the range of the companies included in the S&P 400 Mid-Cap Index or the Russell 1000 Index. The market capitalizations of companies in the Fund's portfolio and these indices change over time; the Fund will not automatically sell or cease to purchase a stock it already owns just because the market capitalization of the company falls outside this range.

         While the Growth Fund invests primarily in U.S. companies, it may seek companies that are organized in foreign countries that exhibit the growth characteristics mentioned above."

                                      * * *

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 12 to the Trust's Registration Statement No. 333-00935 to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois on the 1st day of March, 2004.

                                          THE LOU HOLLAND TRUST

                                          /s/Louis A. Holland
                                          --------------------------------------
                                          By:  Louis A. Holland
                                               Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Trust's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

               Signature                        Title                 Date
               ---------                        -----                 ----

/s/Louis A. Holland                 President & Chairman           March 1, 2004
                                    of the Board of Trustees

/s/Laura J. Janus                   Treasurer                      March 1, 2004

/s/Lester H. McKeever, Jr.          Trustee                        March 1, 2004

/s/James H. Lowry                   Trustee                        March 1, 2004